Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Financial Information Relating to the Group's Segments

The following table presents selected financial information relating to the Group’s segments for the year ended December 31, 2025:

	PRC & HK	USA	Corporate and Unallocated	Elimination	Consolidated	Consolidated
	RMB	RMB	RMB	RMB	RMB	US$
Freight forwarding services	326,116,937	9,213,032	-	(5,765,623)	329,564,346	46,887,711
Supply chain management	264,261,031	-	-	-	264,261,031	37,596,892
Other value-added services	7,016,067	-	-	(65,952)	6,950,115	988,805
Total revenues	597,394,035	9,213,032	-	(5,831,575)	600,775,492	85,473,408
Cost of revenues	(576,670,391)	(9,761,928)	-	5,784,234	(580,648,085)	(82,609,845)
Gross profit / (loss)	20,723,644	(548,896)	-	(47,341)	20,127,407	2,863,563
Operating expenses:
General and administrative expenses	(17,238,790)	(2,013,691)	(10,862,208)	67,387	(30,047,302)	(4,274,884)
Share-based compensation expenses	-	-	(14,005,587)	-	(14,005,587)	(1,992,600)
Selling expenses	(11,516,222)	(2,743)	-	-	(11,518,965)	(1,638,824)
Provision for credit losses, net	1,590,771	(401,255)	-	-	1,189,516	169,235
Impairment charges on long-lived assets	-	(1,990,126)	(698,118)	-	(2,688,244)	(382,461)
Lease termination gain	99,388	-	-	-	99,388	14,140
Research and development expenses	(846,054)	-	-	-	(846,054)	(120,370)
Total operating expenses	(27,910,907)	(4,407,815)	(25,565,913)	67,387	(57,817,248)	(8,225,764)
Operating loss	(7,187,263)	(4,956,711)	(25,565,913)	20,046	(37,689,841)	(5,362,201)

Other income/(expenses):	-	-	-	-	-	-

Other income, net	(497,104)	10,475	-	-	(486,629)	(69,234)
Foreign exchange (loss) / gain, net	667,164	-	(782,766)	268,118	152,516	21,699
Interest expenses, net	(184,025)	(1,337)	(34,977)	-	(220,339)	(31,348)
Total other (expenses) / income, net	(13,965)	9,138	(817,743)	268,118	(554,452)	(78,883)
Income before income tax benefit / (expenses)	(7,201,228)	(4,947,573)	(26,383,656)	288,164	(38,244,293)	(5,441,084)
Share of income of equity method investees, net of tax of nil	-	(41,897)	-	-	(41,897)	(5,961)

Segment assets	146,612,117	16,880,181	62,911,116	-	226,403,414	32,210,821

The following table presents selected financial information relating to the Group’s segments for the year ended December 31, 2024:

	PRC & HK	USA	Corporate and Unallocated	Elimination	Consolidated	Consolidated
	RMB	RMB	RMB	RMB	RMB	US$
Freight forwarding services	322,841,484	9,721,464	-	(9,451,761)	323,111,187	44,948,972
Supply chain management	238,082,118	-	-	-	238,082,118	33,120,321
Other value-added services	4,080,172	-	-	-	4,080,172	567,605
Total revenues	565,003,774	9,721,464	-	(9,451,761)	565,273,477	78,636,898
Cost of revenues	(576,973,334)	(8,912,134)	-	9,443,034	(576,442,434)	(80,190,646)
Gross (loss) / profit	(11,969,560)	809,330	-	(8,727)	(11,168,957)	(1,553,748)
Operating expenses:
General and administrative expenses	(19,312,039)	(713,883)	(4,431,036)	-	(24,456,958)	(3,402,280)
Selling expenses	(7,900,352)	-	(5,678)	-	(7,906,030)	(1,099,832)
Provision for doubtful accounts, net	(9,367,464)	(83,217)	-	-	(9,450,681)	(1,314,713)
Lease termination gain	1,945,824	-	-	-	1,945,824	270,689
Research and development expenses	(1,079,023)	-	-	-	(1,079,023)	(150,107)
Total operating expenses	(35,713,054)	(797,100)	(4,436,714)	-	(40,946,868)	(5,696,243)
Operating (loss) / profit	(47,682,614)	12,230	(4,436,714)	(8,727)	(52,115,825)	(7,249,991)

Other income/(expenses):	-	-	-	-	-	-

Other income/(expense), net	1,157,567	-	8,909	-	1,166,476	162,272
Foreign exchange (loss) / gain, net	(2,827,829)	-	(96,918)	10,450	(2,914,296)	(405,417)
Interest expenses, net	(2,492,128)	(4,612)	(112,882)	-	(2,609,622)	(363,032)
Total other (expenses) / income, net	(4,162,389)	(4,612)	(200,891)	10,450	(4,357,442)	(606,177)
(Loss) / income before income tax expense	(51,845,003)	7,618	(4,637,605)	1,723	(56,473,267)	(7,856,168)
Share of income of equity method investees, net of tax of nil	-	427,493	-	-	427,493	59,470

Segment assets	128,736,818	36,585,445	19,043,608	-	184,365,871	25,647,693

The following table presents selected financial information relating to the Group’s segments for the year ended December 31, 2023:

	PRC & HK	USA	Corporate and Unallocated	Elimination	Consolidated
	RMB	RMB	RMB	RMB	RMB
Freight forwarding services	342,582,431	-	-	-	342,582,431
Supply chain management	152,630,138	-	-	-	152,630,138
Other value-added services	2,655,631	-	-	-	2,655,631
Total revenues	497,868,200	-	-	-	497,868,200
Cost of revenues	(513,738,832)	-	-	-	(513,738,832)
Gross loss	(15,870,632)	-	-	-	(15,870,632)
Operating expenses:		-	-	-
General and administrative expenses	(23,123,864)	-	(3,078,549)	-	(26,202,413)
Selling expenses	(11,943,136)	-	-	-	(11,943,136)
Provision for doubtful accounts, net	(18,216,749)	-	-	-	(18,216,749)
Impairment charges on long-lived assets	(5,648,685)	-	-	-	(5,648,685)
Lease termination loss	(478,933)	-	-	-	(478,933)
Research and development expenses	(1,394,072)	-	-	-	(1,394,072)
Total operating expenses	(60,805,439)	-	(3,078,549)	-	(63,883,988)
Operating loss	(76,676,071)	-	(3,078,549)	-	(79,754,620)
		-	-	-
Other expenses:		-	-	-
Other expense, net	(931,896)	-	-	-	(931,896)
Foreign loss, net	(1,401,573)	-	-	-	(1,401,573)
Interest expenses, net	(995,245)	-	-	-	(995,245)
Total other expenses, net	(3,328,714)	-	-	-	(3,328,714)
Loss before income tax expense	(80,004,785)	-	(3,078,549)	-	(83,083,334)

Segment assets	99,877,891	-	572,709	-	100,450,600